ANNUAL REPORT
                                 MAY 31, 1999

Mercury
Pan-European                   [GRAPHIC OMITTED]
Growth
Fund

      OF MERCURY ASSET
      MANAGEMENT FUNDS, INC.

                          --------------------
                           M  E  R  C  U  R  Y
                            ASSET  MANAGEMENT
                          --------------------

MERCURY MASTER
PAN-EUROPEAN GROWTH PORTFOLIO

INDUSTRY WEIGHTINGS RELATIVE TO THE MSCI EUROPE INDEX
=======================================================================================================

As of May 31, 1999                      Portfolio Allocation   Index Allocation  Portfolio Versus Index
-------------------------------------------------------------------------------------------------------
CAPITAL EQUIPMENT
Aerospace & Military Technology                  0.1%                 0.5%                -0.4
Construction & Housing                           1.8                  0.7                 +1.1
Data Processing & Reproduction                   0.0                  0.0+                 0.0
Electrical & Electronics                         6.1                  5.2                 +0.9
Electronic Components & Instruments              0.0                  0.5                 -0.5
Energy Equipment & Services                      0.0                  0.1                 -0.1
Industrial Components                            0.0                  0.6                 -0.6
Machinery & Engineering                          2.7                  1.1                 +1.6
-------------------------------------------------------------------------------------------------------
Total Capital Equipment                         10.7                  8.7                 +2.0
-------------------------------------------------------------------------------------------------------
CONSUMER GOODS
Appliances & Household Durables                  1.1                  0.7                 +0.4
Automobiles                                      1.2                  2.8                 -1.6
Beverages & Tobacco                              1.8                  1.9                 -0.1
Food & Household Products                        4.4                  3.5                 +0.9
Health & Personal Care                           8.5                 10.9                 -2.4
Recreation & Other Consumer Goods                0.0                  0.9                 -0.9
Textiles & Apparel                               0.0                  0.1                 -0.1
-------------------------------------------------------------------------------------------------------
Total Consumer Goods                            17.0                 20.8                 -3.8
-------------------------------------------------------------------------------------------------------
ENERGY
Energy Sources                                   7.3                  8.7                 -1.4
Utilities--Electric & Gas                        2.8                  4.4                 -1.6
-------------------------------------------------------------------------------------------------------
Total Energy                                    10.1                 13.1                 -3.0
-------------------------------------------------------------------------------------------------------
FINANCE
Banking                                         14.5                 15.3                 -0.8
Financial Services                               0.0                  1.3                 -1.3
Insurance                                        6.9                  8.2                 -1.3
Real Estate                                      0.0                  0.6                 -0.6
-------------------------------------------------------------------------------------------------------
Total Finance                                   21.4                 25.4                 -4.0
-------------------------------------------------------------------------------------------------------
MATERIALS
Building Materials & Components                  0.0                  1.6                 -1.6
Chemicals                                        3.3                  2.0                 +1.3
Forest Products & Paper                          0.0                  0.4                 -0.4
Metals/Non-Ferrous                               0.8                  0.4                 +0.4
Metals--Steel                                    0.5                  0.5                  0.0
Miscellaneous Materials & Commodities            0.0                  0.2                 -0.2
-------------------------------------------------------------------------------------------------------
Total Materials                                  4.6                  5.1                 -0.5
-------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY
Multi-Industry                                   0.0                  0.9                 -0.9
-------------------------------------------------------------------------------------------------------
Total Multi-Industry                             0.0                  0.9                 -0.9
-------------------------------------------------------------------------------------------------------
SERVICES
Broadcasting & Publishing                        5.1                  1.5                 +3.6
Business/Public Services                         8.1                  4.9                 +3.2
Leisure/Tourism                                  2.2                  1.3                 +0.9
Merchandising                                    8.9                  4.7                 +4.2
Telecommunications                              10.4                 12.3                 -1.9
Transportation--Airlines                         0.0                  0.5                 -0.5
Transportation--Road & Rail                      0.0                  0.1                 -0.1
Transportation--Shipping                         0.0                  0.6                 -0.6
Wholesale & International Trade                  0.0                  0.1                 -0.1
-------------------------------------------------------------------------------------------------------
Total Services                                  34.7                 26.0                 +8.7
-------------------------------------------------------------------------------------------------------
CASH/CASH EQUIVALENT                             1.5                  0.0                 +1.5
-------------------------------------------------------------------------------------------------------
TOTAL                                          100.0%               100.0%
-------------------------------------------------------------------------------------------------------

+ Amount is less than 0.1%.


                         May 31, 1999  2   Mercury Pan-European Growth Fund

DEAR SHAREHOLDER

Fiscal Year in Review

      We are pleased to provide this first annual report for Mercury Pan-European Growth Fund. Since inception (October 30, 1998) through May 31, 1999, Mercury Pan-European Growth Fund's Class I, Class A, Class B and Class C Shares had total returns of +3.10%, +3.00%, +2.50% and +2.50%, respectively. (Investment results shown do not reflect sales charges and would be lower if sales charges were included.) This compares with total returns of +4.1% for the Lipper European Regions Funds average and +5.5% for the unmanaged Morgan Stanley Capital International (MSCI) Europe Index for the same period. The main reason for the Fund's underperformance was the decision made in October to maintain a relatively high cash weighting within the Portfolio. This decision was based on exceptional market volatility and the risk of further bad news from emerging markets or the hedge fund industry. The Fund's liquidity was reduced gradually until the Portfolio reached a fully invested position in the first quarter of 1999.

Since reaching a fully invested position, the Fund has performed in line with the Index and the Lipper average. The Fund benefited from the performance of holdings in the telecommunications sector, in particular Telecom Italia SpA and Mannesmann AG, and from a strong performance by the French financial stocks. On the negative side, the Fund's performance was held back by disappointing performance by some of its pharmaceutical investments (in particular Novartis), by our German financial stocks, and by holdings in the food manufacturers Koninklijke Numico NV and Nestle SA.

Economic Review

There has been some limited evidence of a pickup in European economic activity in 1999, as the outlook for global economic activity and, in particular, the emerging markets improved. However, relative to the level of growth seen in the United States, conditions in Europe have been unspectacular. Consumer spending has held up reasonably well, but business confidence remains weak in some of the larger economies, such as Germany and Italy.

The euro was successfully introduced at the beginning of 1999. However, since the euro's introduction in January, it has fallen steadily against the US dollar. There were a number of reasons for this. Most importantly, growth in the United States was stronger than expected and the Federal Reserve Board indicated a move toward a tighter monetary stance. Meanwhile, in Europe the lower interest rates seen at the end of 1998 did not feed through immediately to an economic pick up. The European Central Bank (ECB) eventually cut rates to 2.5%, causing the interest rate differential between the euro and the dollar to broaden.

Market Review

The market rally that began in the final quarter of last year continued through the first four months of 1999, although the gains were eroded for dollar-based investors by euro weakness. This was against a background of lower interest rates, an improvement in the


                         May 31, 1999  3   Mercury Pan-European Growth Fund
outlook for global economic activity, and a resumption of corporate activity. The markets then saw a correction in May against a background of a tighter monetary stance by the Federal Reserve Board, weaker bond markets and only limited evidence that economic growth was picking up.

For the quarter ended May 31, 1999, the best-performing market was Finland, driven by a particularly strong performance by Nokia Oyj. The German market underperformed, reflecting a weaker economic performance, particularly in the insurance and the utility sectors. In sector terms, there was a high level of sector rotation, with the market leadership taken up by some of the more cyclical sectors such as oils (on the back of recovery in the oil price), metals, construction and media. More recently, however, oil stocks have fallen back.

Merger and acquisition activity announced in Europe during the early part of the year continued to be a strong supportive factor for markets. Banking and financial stocks continued to be in the spotlight during the first quarter of 1999. Outside of the financial sector, telecommunication mergers took place as Vodafone Group PLC acquired Air Touch Communications, and in Italy, Olivetti SpA finally gained control of Telecom Italia SpA.

Portfolio Activity

In the first quarter of 1999, we reached a fully invested position. We concentrated on growth sectors (for example, telecommunications) and sectors we expected to remain insulated from weak economic growth outside Europe and the United States, such as broadcasting and publishing, and retail. More recently, with the recovery of some cyclical sectors, we increased exposure to economically sensitive sectors where companies exert some pricing power, such as electricals and capital goods. We remained underweight in companies that produce goods priced globally, namely steel and chemicals. Our financial weighting has concentrated on regional and supra-regional banks where there is expected to be further concentration and potential for corporate activity.

Investment Outlook

Against a backdrop of weaker bond markets, the equity markets have entered a period of consolidation, and investors will be looking for evidence of an economic pickup in Europe. Corporate activity continues to underpin the market, although it is likely that this may slow down toward the end of the year as "Year 2000" approaches. The long-term trends in Europe, such as management's focus on shareholder value, and an emerging equity culture remain very much in place. Share buybacks continue to increase in Europe, and more companies are introducing stock option plans. Equity mutual fund inflows continue to be positive. In this environment, we remain confident about the long-term investment opportunities available in Europe.


                         May 31, 1999  4   Mercury Pan-European Growth Fund

In Conclusion

We thank you for your investment in Mercury Pan-European Growth Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,

/s/ Jeffrey Peek                           /s/ Andreas E.F. Utermann

Jeffrey Peek                               Andreas E.F. Utermann
President                                  Portfolio Manager

July 2, 1999

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


                         May 31, 1999  5   Mercury Pan-European Growth Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT
================================================================================

A line graph depicting the growth of an investment in the Fund's Class I, Class A, Class B & Class C Shares compared to growth of an investment in the MSCI Europe. Beginning and ending values are:

                                                        10/30/98**    5/99
Mercury Pan-European Growth Fund+-- Class I Shares*      $ 9,475     $ 9,769
Mercury Pan-European Growth Fund+-- Class A Shares*      $ 9,475     $ 9,759
Mercury Pan-European Growth Fund+-- Class B Shares*      $10,000     $ 9,850
Mercury Pan-European Growth Fund+-- Class C Shares*      $10,000     $10,150
MSCI Europe++                                            $10,000     $10,549

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

** Commencement of operations.

+ The Fund invests all of its assets in Mercury Master Pan-European Growth Portfolio. The Portfolio invests primarily in stocks of companies located in European countries that its management believes are undervalued or have good prospects for earnings growth.

++ This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in developed European countries.

   Past performance is not predictive of future results.


                         May 31, 1999  6   Mercury Pan-European Growth Fund

PERFORMANCE DATA (CONCLUDED)

AGGREGATE TOTAL RETURN
================================================================================
                                                       % Return        % Return
                                                     Without Sales    With Sales
Class I Shares*                                         Charge         Charge**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 3/31/99                                          +4.90%           -0.61%
--------------------------------------------------------------------------------

*  Maximum sales charge is 5.25%.

** Assuming maximum sales charge.

                                                       % Return        % Return
                                                     Without Sales    With Sales
Class A Shares*                                         Charge         Charge**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 3/31/99                                          +4.80%           -0.70%
--------------------------------------------------------------------------------

*  Maximum sales charge is 5.25%.

** Assuming maximum sales charge.

                                                       % Return       % Return
                                                        Without         With
Class B Shares*                                          CDSC          CDSC**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 3/31/99                                          +4.50%         +0.50%
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.

** Assuming payment of applicable contingent deferred sales charge.

                                                       % Return       % Return
                                                        Without         With
Class C Shares*                                          CDSC          CDSC**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 3/31/99                                         +4.50%          +3.50%
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.

** Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================
                                                    3 Month      Since Inception
                                                 Total Return     Total Return
--------------------------------------------------------------------------------
Class I                                             -0.77%            +3.10%
--------------------------------------------------------------------------------
Class A                                             -0.77             +3.00
--------------------------------------------------------------------------------
Class B                                             -1.06             +2.50
--------------------------------------------------------------------------------
Class C                                             -1.06             +2.50
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 10/30/98.


                         May 31, 1999  7   Mercury Pan-European Growth Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of May 31, 1999
--------------------------------------------------------------------------------

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================

Assets:

Investment in Mercury Master Pan-European Growth Portfolio,
  at value (identified cost--$549,460,648) (Note 1a)                $553,196,729
Prepaid registration fees (Note 1d)                                      129,491
                                                                    ------------
Total assets                                                         553,326,220
                                                                    ------------
--------------------------------------------------------------------------------

Liabilities:

Payable to distributor (Note 2)                                          358,285
Payable to administrator (Note 2)                                        110,155
Accrued expenses                                                         421,716
                                                                    ------------
Total liabilities                                                        890,156
                                                                    ------------
--------------------------------------------------------------------------------

Net Assets:

Net assets                                                          $552,436,064
                                                                    ============
--------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $0.0001 par value, 100,000,000
  shares authorized                                                 $        386
Class A Shares of Common Stock, $0.0001 par value, 100,000,000
  shares authorized                                                          809
Class B Shares of Common Stock, $0.0001 par value, 100,000,000
  shares authorized                                                        2,796
Class C Shares of Common Stock, $0.0001 par value, 100,000,000
  shares authorized                                                        1,392
Paid-in capital in excess of par                                     541,658,844
Undistributed investment income--net                                   2,013,145
Undistributed realized capital gains on investments and foreign
  currency transactions from the Portfolio--net                        5,022,611
Unrealized appreciation on investments and foreign currency
  transactions from the Portfolio--net                                 3,736,081
                                                                    ------------
Net assets                                                          $552,436,064
                                                                    ============
--------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $39,780,930 and 3,857,947 shares
  outstanding                                                       $      10.31
                                                                    ============
Class A--Based on net assets of $83,315,799 and 8,091,648 shares
  outstanding                                                       $      10.30
                                                                    ============
Class B--Based on net assets of $286,612,285 and 27,959,595 shares
  outstanding                                                       $      10.25
                                                                    ============
Class C--Based on net assets of $142,727,050 and 13,923,397 shares
  outstanding                                                       $      10.25
                                                                    ============
--------------------------------------------------------------------------------

See Notes to Financial Statements.


                         May 31, 1999  8   Mercury Pan-European Growth Fund

STATEMENT OF OPERATIONS

For the Period October 30, 1998+ to May 31, 1999
--------------------------------------------------------------------------------

MERCURY PAN-EUROPEAN GROWTH FUND
=========================================================================================
Investment Income (Notes 1b & 1c):

Investment income allocated from the Portfolio (net of
  $891,530 foreignwithholding tax)                                           $  8,860,279
Expenses allocated from the Portfolio                                          (2,849,834)
                                                                             ------------
Net investment income from the Portfolio                                        6,010,445
                                                                             ------------
-----------------------------------------------------------------------------------------

Expenses:

Account maintenance and distribution fees--Class B (Note 2)   $  1,631,417
Account maintenance and distribution fees--Class C (Note 2)        820,277
Administration fee (Note 2)                                        798,588
Registration fees (Note 1d)                                        305,211
Transfer agent fees--Class B (Note 2)                              192,672
Printing and shareholder reports                                   148,111
Account maintenance fees--Class A (Note 2)                         130,978
Transfer agent fees--Class C (Note 2)                               98,139
Offering costs                                                      74,000
Transfer agent fees--Class A (Note 2)                               51,945
Transfer agent fees--Class I (Note 2)                               21,589
Accounting services (Note 2)                                         1,484
Other                                                                1,848
                                                              ------------
Total expenses                                                                  4,276,259
                                                                             ------------
Investment income--net                                                          1,734,186
                                                                             ------------
-----------------------------------------------------------------------------------------

Realized & Unrealized Gain from the Portfolio--Net:

Realized gain from the Portfolio on:
  Investments--net                                               5,022,611
  Foreign currency transactions--net                               189,959      5,212,570
                                                              ------------
Unrealized appreciation on investments and foreign
  currency transactions from the Portfolio--net                                 3,736,081
                                                                             ------------
Net realized and unrealized gain on investments and
  foreign currency transactions from the Portfolio                              8,948,651
                                                                             ------------
Net Increase in Net Assets Resulting from Operations                         $ 10,682,837
                                                                             ============
-----------------------------------------------------------------------------------------

+ Commencement of operations.

  See Notes to Financial Statements.


                         May 31, 1999  9   Mercury Pan-European Growth Fund

STATEMENT OF CHANGES
IN NET ASSETS

For the Period October 30, 1998+ to May 31, 1999
--------------------------------------------------------------------------------

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================

Increase (Decrease) in Net Assets:
--------------------------------------------------------------------------------

Operations:

Investment income--net                                              $  1,734,186
Realized gain on investments and foreign currency
  transactions from the Portfolio--net                                 5,212,570
Unrealized appreciation on investments and foreign
  currency transactions from the Portfolio--net                        3,736,081
                                                                    ------------
Net increase in net assets resulting from operations                  10,682,837
                                                                    ------------
--------------------------------------------------------------------------------

Capital Share Transactions (Note 4):

Net increase in net assets derived from capital share
  transactions                                                       541,603,227
                                                                    ------------
--------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                         552,286,064
Beginning of period                                                      150,000
                                                                    ------------
End of period*                                                      $552,436,064
                                                                    ============
--------------------------------------------------------------------------------

* Undistributed investment income--net (Note 1g)                    $  2,013,145
                                                                    ============
+ Commencement of operations.

  See Notes to Financial Statements.


                         May 31, 1999  10  Mercury Pan-European Growth Fund

FINANCIAL HIGHLIGHTS

MERCURY PAN-EUROPEAN GROWTH FUND
--------------------------------------------------------------------------------

The following per share data and ratios have been derived from information provided in the financial statements.

                                               For the Period October 30, 1998+ to May 31, 1999
                                              -------------------------------------------------
Increase (Decrease) in Net Asset Value:        Class I       Class A       Class B      Class C
-----------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period          $  10.00      $  10.00      $ 10.00      $  10.00
                                              -------------------------------------------------
Investment income--net                             .08           .07          .02           .02
Realized and unrealized gain on investments
  and foreign currency transactions from
  the Portfolio--net                               .23           .23          .23           .23
                                              -------------------------------------------------
Total from investment operations                   .31           .30          .25           .25
                                              -------------------------------------------------
Net asset value, end of period                $  10.31      $  10.30      $ 10.25      $  10.25
                                              =================================================
-----------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                3.10%+++      3.00%+++     2.50%+++      2.50%+++
                                              =================================================
-----------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses++                                        1.41%*        1.66%*       2.43%*        2.43%*
                                              =================================================
Investment income--net                            1.42%*        1.05%*        .36%*         .35%*
                                              =================================================
-----------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)      $ 39,781      $ 83,316      $86,612      $142,727
                                              =================================================
-----------------------------------------------------------------------------------------------

*   Annualized.

**  Total investment returns exclude the effects of sales loads.

+   Commencement of operations.

++  Includes the Fund's share of the Portfolio's allocated expenses.

+++ Aggregate total investment return.

    See Notes to Financial Statements.


                         May 31, 1999  11  Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================

1     Significant Accounting Policies:

      Mercury Pan-European Growth Fund (the "Fund") is part of Mercury Asset Management Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master Pan-European Growth Portfolio (the "Portfolio") of Mercury Asset Management Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. Prior to commencement of operations on October 30, 1998, the Fund had no operations other than those relating to organizational matters and the issuance of 15,000 capital shares of the Fund on July 29, 1998 to Mercury Asset Management International Ltd. ("Mercury International") for $150,000. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax


                         May 31, 1999  12  Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (f) Investment transactions--Investment transactions are accounted for on a trade date basis.

      (g) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $189,959 have been reclassified between undistributed net realized capital gains and undistributed net investment income and $89,000 has been reclassified between paid-in capital in excess of par and undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

2     Transactions with Affiliates:

      The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      The Corporation has also entered into a Distribution Agreement and Distribution Plans with Mercury Funds Distributor ("MFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                Account             Distribution
                                             Maintenance Fee             Fee
      ==========================================================================
      Class A                                      0.25%                  --
      --------------------------------------------------------------------------
      Class B                                      0.25%                0.75%
      --------------------------------------------------------------------------
      Class C                                      0.25%                0.75%
      --------------------------------------------------------------------------


                         May 31, 1999  13  Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the period October 30, 1998 to May 31, 1999, MFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                                      MFD               MLPF&S
      ==========================================================================
      Class I                                      $   173            $  992,524

      Class A                                      $26,885            $3,689,274
      --------------------------------------------------------------------------

      For the period October 30, 1998 to May 31, 1999, MLPF&S received contingent deferred sales charges of $397,753 and $121,082 relating to transactions in Class B and Class C Shares, respectively.

      Furthermore, MLPF&S received contingent deferred sales charges of $10,000 relating to transactions subject to front-end sales charge waivers in Class A Shares.

      Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Accounting services are provided to the Fund by FAM at cost.

      Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, Mercury International, FAM, PSI, PFD, FDS, and/or ML & Co.

3     Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the period October 30, 1998 to May 31, 1999 were $565,767,262 and $27,529,628, respectively.

4     Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $541,603,227 for the period October 30, 1998 to May 31, 1999.


                         May 31, 1999  14 Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

Transactions in capital shares for each class were as follows:

  Class I Shares for the Period October 30,
  1998+ to May 31, 1999                         Shares            Dollar Amount
  -----------------------------------------------------------------------------
  Shares sold                                  4,955,745          $  50,769,993
  Shares redeemed                             (1,101,548)           (11,585,701)
                                             ----------------------------------
  Net increase                                 3,854,197          $  39,184,292
                                             ==================================
  -----------------------------------------------------------------------------

+ Prior to October 30, 1998 (commencement of operations), the Fund issued
  3,750 shares to Mercury International for $37,500.

  Class A Shares for the Period October 30,
  1998+ to May 31, 1999                          Shares            Dollar Amount
  -----------------------------------------------------------------------------
  Shares sold                                 10,324,602          $ 103,931,685
  Shares redeemed                             (2,236,704)           (23,289,859)
                                             ----------------------------------
  Net increase                                 8,087,898          $  80,641,826
                                             ==================================
  -----------------------------------------------------------------------------

+ Prior to October 30, 1998 (commencement of operations), the Fund issued
  3,750 shares to Mercury International for $37,500.

  Class B Shares for the Period October 30,
  1998+ to May 31, 1999                          Shares            Dollar Amount
  -----------------------------------------------------------------------------
  Shares sold                                 29,837,631          $ 301,081,394
  Shares redeemed                             (1,881,787)           (19,635,007)
                                             ----------------------------------
  Net increase                                27,955,844          $ 281,446,387
                                             ==================================
  -----------------------------------------------------------------------------

+ Prior to October 30, 1998 (commencement of operations), the Fund issued
  3,750 shares to Mercury International for $37,500.

  Class C Shares for the Period October 30,
  1998+ to May 31, 1999                          Shares            Dollar Amount
  -----------------------------------------------------------------------------
  Shares sold                                 15,587,252          $ 157,781,489
  Shares redeemed                             (1,667,606)           (17,450,767)
                                             ----------------------------------
  Net increase                                13,919,646          $ 140,330,722
                                             ==================================
  -----------------------------------------------------------------------------

+ Prior to October 30, 1998 (commencement of operations), the Fund issued
  3,750 shares to Mercury International for $37,500.


                         May 31, 1999  15  Mercury Pan-European Growth Fund

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Mercury Pan-European Growth Fund
(One of the Series constituting Mercury Asset Management Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Mercury Pan-European Growth Fund as of May 31, 1999, the related statements of operations and changes in net assets, and the financial highlights for the period October 30, 1998 (commencement of operations) to May 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury Pan-European Growth Fund as of May 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the period October 30, 1998 (commencement of operations) to May 31, 1999 in conformity with generally accepted accounting principles.

Deloitte & Touche llp
Princeton, New Jersey
July 19, 1999


                         May 31, 1999  16  Mercury Pan-European Growth Fund

SCHEDULE OF INVESTMENTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

                                                                     In US Dollars
                                                        ---------------------------------------
                                                                          Value      Percent of
           Shares Held         Investments                  Cost        (Note 1a)    Net Assets
-----------------------------------------------------------------------------------------------
Aerospace & Military Technology

France       23,965    +Aerospatiale Matra                $  534,210    $   532,173     0.1%
-----------------------------------------------------------------------------------------------
                        Total Investments in
                        Aerospace &
                        Military Technology                  534,210        532,173     0.1
-----------------------------------------------------------------------------------------------

Appliances & Household Durables

Sweden      300,000     Electrolux AB 'B'                  4,770,437      5,825,073     1.1
-----------------------------------------------------------------------------------------------
                        Total Investments in
                        Appliances &
                        Household Durables                 4,770,437      5,825,073     1.1
-----------------------------------------------------------------------------------------------

Automobiles

Germany      40,000     DaimlerChrysler AG                 3,193,565      3,458,950     0.6
             52,000     Volkswagen AG                      3,901,617      3,227,796     0.6
-----------------------------------------------------------------------------------------------
                        Total Investments
                        in Automobiles                     7,095,182      6,686,746     1.2
-----------------------------------------------------------------------------------------------

Banking

Austria      60,000     Bank Austria AG                    2,972,343      3,078,570     0.6
-----------------------------------------------------------------------------------------------
France       40,000     Credit Commercial de France        3,051,840      4,409,900     0.8
             25,000     Societe Generale 'A'               4,049,892      4,550,975     0.8
                                                        ---------------------------------------
                                                           7,101,732      8,960,875     1.6
-----------------------------------------------------------------------------------------------
Germany      60,000     Deutsche Bank AG                   3,725,143      3,135,000     0.6
             75,000     HypoVereinsbank                    5,765,854      4,059,825     0.7
                                                        ---------------------------------------
                                                           9,490,997      7,194,825     1.3
-----------------------------------------------------------------------------------------------
Ireland     252,868     Allied Irish Banks PLC             4,730,463      3,345,368     0.6
-----------------------------------------------------------------------------------------------
Italy     1,150,000     Banca Intesa SpA                   6,110,980      5,864,540     1.1
            900,000     Unicredito Italiano SpA            4,758,648      4,241,655     0.8
                                                        ---------------------------------------
                                                          10,869,628     10,106,195     1.9
-----------------------------------------------------------------------------------------------
Spain       352,280     Banco Santander
                        Central Hispano, SA                6,795,630      7,362,652     1.3
-----------------------------------------------------------------------------------------------
Sweden      821,624     Nordbanken Holding AB              4,800,359      5,078,259     0.9
-----------------------------------------------------------------------------------------------
Switzerland 130,000     Safra Republic Holdings SA         6,672,642      8,612,500     1.6
             32,700     UBS AG (Registered Shares)         9,945,253      9,502,564     1.7
                                                        ---------------------------------------
                                                          16,617,895     18,115,064     3.3
-----------------------------------------------------------------------------------------------
United      170,000     Barclays PLC                       3,680,708      5,152,822     0.9
Kingdom     137,084     HSBC Holdings PLC                  3,956,015      4,578,275     0.8
            540,000     Lloyds TSB Group PLC               6,890,467      7,133,346     1.3
                                                        ---------------------------------------
                                                          14,527,190     16,864,443     3.0
-----------------------------------------------------------------------------------------------
                        Total Investments in Banking      77,906,237     80,106,251    14.5
-----------------------------------------------------------------------------------------------


                         May 31, 1999  17 Mercury Pan-European Growth Fund

                                                                         In US Dollars
                                                            ---------------------------------------
               Shares Held                                                    Value      Percent of
               Face Amount         Investments                  Cost        (Note 1a)    Net Assets
---------------------------------------------------------------------------------------------------
Beverages & Tobacco

France           16,000     LVMH (Louis Vuitton
                            Moet Hennessy)                  $  2,969,025   $  4,465,912     0.8%
---------------------------------------------------------------------------------------------------
United          530,000     Diageo PLC                         5,685,264      5,571,295     1.0
Kingdom
---------------------------------------------------------------------------------------------------
                            Total Investments in
                            Beverages & Tobacco                8,654,289     10,037,207     1.8
---------------------------------------------------------------------------------------------------

Broadcasting & Publishing

Belgium          80,000     Compagnie Luxembourgeoise
                            pour l'Audio-Visuel et la
                            Finance (Audiofina)                3,489,891      3,544,640     0.6
---------------------------------------------------------------------------------------------------
Italy         2,700,000     Seat Pagine Gialle SpA             3,314,909      3,682,057     0.7
---------------------------------------------------------------------------------------------------
Luxembourg       23,000    +Societe Europeenne
                            des Satellites                     3,348,679      3,253,738     0.6
-------------------------------------------------------------------------------------------------------
Netherlands     133,168     Wolters Kluwer NV 'A'              6,382,266      5,364,640     1.0
---------------------------------------------------------------------------------------------------
United          420,000     Carlton Communications PLC         3,538,095      3,345,707     0.6
Kingdom         407,430     Independent Newspapers PLC         1,861,432      2,097,392     0.4
                950,000     Reed International PLC             7,662,052      6,921,187     1.2
                                                            ---------------------------------------
                                                              13,061,579     12,364,286     2.2
---------------------------------------------------------------------------------------------------
                            Total Investments in
                            Broadcasting & Publishing         29,597,324     28,209,361     5.1
---------------------------------------------------------------------------------------------------

Business/Public Services

Austria         100,000     Flughafen Wien AG                  4,735,966      4,256,285     0.8
---------------------------------------------------------------------------------------------------
France           20,000     Cap Gemini SA                      3,136,474      2,886,290     0.5
                159,000     Vivendi                           11,796,927     11,797,005     2.1
                159,000     Vivendi (Rights) (a)                       0        164,493     0.0
                                                            ---------------------------------------
                                                              14,933,401     14,847,788     2.6
---------------------------------------------------------------------------------------------------
Germany           6,000     SAP AG (Systeme,
                            Anwendungen, Produkte in
                            der Datenverarbeitung)             2,460,003      2,087,910     0.4
---------------------------------------------------------------------------------------------------
Italy  (euro) 2,871,000     Tecnost International NV,
                            0%* due 6/23/2004                  3,065,640      3,024,197     0.5
                594,000     Tecnost SpA                        1,380,896      1,384,228     0.2
                                                            ---------------------------------------
                                                               4,446,536      4,408,425     0.7
---------------------------------------------------------------------------------------------------
Spain           270,000     Autopistas, Concesionaria
                            Espanola SA                        4,013,271      3,450,694     0.6
-------------------------------------------------------------------------------------------------------
Switzerland       4,759     Adecco SA
                            (Registered Shares)                1,987,774      2,499,961     0.5
---------------------------------------------------------------------------------------------------


                         May 31, 1999  18 Mercury Pan-European Growth Fund

                                                                     In US Dollars
                                                        ---------------------------------------
                                                                          Value      Percent of
           Shares Held         Investments                  Cost        (Note 1a)    Net Assets
-----------------------------------------------------------------------------------------------
Business/Public Services (CONCLUDED)

United      300,000     BAA PLC                         $  3,412,894   $  3,220,814     0.6%
Kingdom     520,000     Compass Group PLC                  5,235,226      5,266,347     1.0
            538,000     Hays PLC                           4,183,081      5,013,613     0.9
                                                        ---------------------------------------
                                                          12,831,201     13,500,774     2.5
-----------------------------------------------------------------------------------------------
                        Total Investments in
                        Business/Public Services          45,408,152     45,051,837     8.1
-----------------------------------------------------------------------------------------------

Chemicals

Germany     310,000     Bayer AG                          12,653,416     12,083,335     2.1
             45,000     Henkel KGaA                        3,630,986      2,689,830     0.5
                                                        ---------------------------------------
                                                          16,284,402     14,773,165     2.6
-----------------------------------------------------------------------------------------------
Netherlands  90,000     Akzo Nobel NV                      3,418,619      3,743,190     0.7
-----------------------------------------------------------------------------------------------
                        Total Investments
                        in Chemicals                      19,703,021     18,516,355     3.3
-----------------------------------------------------------------------------------------------

Construction & Housing

France       59,252     Societe Generale
                        d'Entreprises SA                   2,737,058      2,831,526     0.5
-----------------------------------------------------------------------------------------------
Germany      40,000     Heidelberger Zement AG             2,871,593      3,239,500     0.6
             87,500     Hochtief AG                        3,286,118      3,858,662     0.7
                                                        ---------------------------------------
                                                           6,157,711      7,098,162     1.3
-----------------------------------------------------------------------------------------------
                        Total Investments in
                        Construction & Housing             8,894,769      9,929,688     1.8
-----------------------------------------------------------------------------------------------

Electrical & Electronics

Finland     120,000     Nokia Oyj                          7,074,782      8,552,280     1.6
-----------------------------------------------------------------------------------------------
Germany     175,000     Siemens AG                        10,798,620     11,795,437     2.1
-----------------------------------------------------------------------------------------------
Netherlands  60,000    +Koninklijke (Royal) Philips
                        Electronics NV                     3,639,839      5,157,075     0.9
-----------------------------------------------------------------------------------------------
Sweden      300,000     Telefonaktiebolaget
                        LM Ericsson 'B'                    6,995,345      8,029,155     1.5
-----------------------------------------------------------------------------------------------
                        Total Investments in
                        Electrical & Electronics          28,508,586     33,533,947     6.1
-----------------------------------------------------------------------------------------------

Energy Sources

France       27,000     Elf Aquitaine SA                   3,179,359      3,916,242     0.7
             70,000    +Total SA 'B'                       8,155,457      8,521,975     1.6
                                                        ---------------------------------------
                                                          11,334,816     12,438,217     2.3
-----------------------------------------------------------------------------------------------


                         May 31, 1999  19 Mercury Pan-European Growth Fund

                                                                     In US Dollars
                                                        ---------------------------------------
                                                                          Value      Percent of
           Shares Held         Investments                  Cost        (Note 1a)    Net Assets
-----------------------------------------------------------------------------------------------
Energy Sources (CONCLUDED)

United      980,001     BP Amoco PLC                    $ 14,992,860   $ 17,527,703     3.2%
Kingdom   1,400,000     Shell Transport &
                        Trading Company                    8,569,520     10,126,789     1.8
                                                        ---------------------------------------
                                                          23,562,380     27,654,492     5.0
-----------------------------------------------------------------------------------------------
                        Total Investments in
                        Energy Sources                    34,897,196     40,092,709     7.3
-----------------------------------------------------------------------------------------------

Food & Household Products

Netherlands 200,000     Koninklijke Numico NV              8,600,504      7,262,750     1.3
-----------------------------------------------------------------------------------------------
Switzerland   3,200     Nestle SA
                        (Registered Shares)                6,873,071      5,775,148     1.0
-----------------------------------------------------------------------------------------------
United      700,000     Cadbury Schweppes PLC              5,355,273      4,743,955     0.9
Kingdom     125,000     PizzaE press PLC                   1,578,929      1,867,399     0.3
            540,000     Unilever PLC                       6,164,619      4,746,918     0.9
                                                        ---------------------------------------
                                                          13,098,821     11,358,272     2.1
-----------------------------------------------------------------------------------------------
                        Total Investments in
                        Food & Household Products         28,572,396     24,396,170     4.4
-----------------------------------------------------------------------------------------------

Health & Personal Care

Switzerland   9,800     Novartis AG
                        (Registered Shares)               18,455,694     14,277,975     2.6
                850     Roche Holding AG                  10,048,819      9,030,901     1.6
                                                        ---------------------------------------
                                                          28,504,513     23,308,876     4.2
-----------------------------------------------------------------------------------------------
United      135,000     AstraZeneca Group PLC              5,587,866      5,362,979     1.0
Kingdom     420,000     Glaxo Wellcome PLC                13,017,002     11,782,270     2.1
            510,000     SmithKline Beecham PLC             6,361,832      6,647,222     1.2
                                                        ---------------------------------------
                                                          24,966,700     23,792,471     4.3
-----------------------------------------------------------------------------------------------
                        Total Investments in
                        Health & Personal Care            53,471,213     47,101,347     8.5
-----------------------------------------------------------------------------------------------

Insurance

Belgium     230,000     Fortis (B)                         8,295,287      7,390,763     1.3
-----------------------------------------------------------------------------------------------
France       50,000     Axa                                6,209,177      5,773,625     1.0
-----------------------------------------------------------------------------------------------
Germany      18,000     Allianz AG
                        (Registered Shares)                6,029,822      4,928,220     0.9
-----------------------------------------------------------------------------------------------
Italy        95,000     Assicurazioni Generali             3,612,594      3,385,278     0.6
-----------------------------------------------------------------------------------------------
Netherlands 163,000     ING Groep NV                       8,925,109      8,729,669     1.6
-----------------------------------------------------------------------------------------------
United      261,000     Allied Zurich PLC                  3,469,382      3,326,589     0.6
Kingdom     581,818     Royal & Sun Alliance
                        Insurance Group PLC                5,612,086      4,755,855     0.9
                                                        ---------------------------------------
                                                           9,081,468      8,082,444     1.5
-----------------------------------------------------------------------------------------------
                        Total Investments
                        in Insurance                      42,153,457     38,289,999     6.9
-----------------------------------------------------------------------------------------------


                         May 31, 1999  20  Mercury Pan-European Growth Fund

                                                                     In US Dollars
                                                        ---------------------------------------
                                                                          Value      Percent of
           Shares Held         Investments                  Cost        (Note 1a)    Net Assets
-----------------------------------------------------------------------------------------------
Leisure/Tourism

France       40,000     Accor SA                        $  8,441,645   $  9,831,360     1.8%
-----------------------------------------------------------------------------------------------
United    1,150,000     Thomson Travel Group PLC           2,716,859      2,541,104     0.4
Kingdom
-----------------------------------------------------------------------------------------------
                        Total Investments in
                        Leisure/Tourism                   11,158,504     12,372,464     2.2
-----------------------------------------------------------------------------------------------

Machinery & Engineering

Austria      44,000     VA Technologie AG                  3,565,912      3,701,390     0.7
-----------------------------------------------------------------------------------------------
France       52,000     Sidel SA                           5,070,815      7,227,220     1.3
-----------------------------------------------------------------------------------------------
Sweden      150,000     Atlas Copco AB 'A'                 3,409,552      3,760,933     0.7
-----------------------------------------------------------------------------------------------
                        Total Investments in
                        Machinery & Engineering           12,046,279     14,689,543     2.7
-----------------------------------------------------------------------------------------------

Merchandising

Belgium     110,000     Delhaize "Le Lion" SA              9,549,618      9,477,627     1.7
-----------------------------------------------------------------------------------------------
France       34,000     Carrefour SA                       4,087,905      4,469,674     0.8
             37,500     Etablissements
                        Economiques du Casino
                        Guichard-Perrachon SA              3,783,911      3,566,063     0.7
             27,369     Guilbert SA                        3,739,468      3,969,764     0.7
             60,000     Pinault-Printemps-
                        Redoute SA                        10,334,371     10,238,910     1.9
                                                        ---------------------------------------
                                                          21,945,655     22,244,411     4.1
-----------------------------------------------------------------------------------------------
Germany      22,000     Metro AG                           1,429,343      1,390,895     0.2
             80,000     Metro AG (Preferred)               3,214,778      2,533,080     0.5
                                                        ---------------------------------------
                                                           4,644,121      3,923,975     0.7
-----------------------------------------------------------------------------------------------
Netherlands 140,000     Hagemeyer NV                       4,577,311      4,498,725     0.8
-----------------------------------------------------------------------------------------------
United      865,000     Safeway PLC                        4,236,694      3,576,861     0.7
Kingdom   1,800,000     Tesco PLC                          4,918,835      5,238,326     0.9
                                                        ---------------------------------------
                                                           9,155,529      8,815,187     1.6
-----------------------------------------------------------------------------------------------
                        Total Investments
                        in Merchandising                  49,872,234     48,959,925     8.9
-----------------------------------------------------------------------------------------------

Metals/Non-Ferrous

United      290,000     Rio Tinto PLC
Kingdom                 (Registered Shares)                3,502,600      4,248,784     0.8
-----------------------------------------------------------------------------------------------
                        Total Investments in
                        Metals/Non-Ferrous                 3,502,600      4,248,784     0.8
-----------------------------------------------------------------------------------------------

Metals--Steel

France      220,000     Usinor SA                          3,458,207      3,002,494     0.5
-----------------------------------------------------------------------------------------------
                        Total Investments
                        in Metals--Steel                   3,458,207      3,002,494     0.5
-----------------------------------------------------------------------------------------------


                         May 31, 1999  21  Mercury Pan-European Growth Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                     In US Dollars
                                                        ---------------------------------------
                                                                          Value      Percent of
           Shares Held         Investments                  Cost        (Note 1a)    Net Assets
-----------------------------------------------------------------------------------------------
Telecommunications

Germany     130,000     Deutsche Telekom AG             $  4,133,525   $  5,196,262     0.9%
             75,000     Mannesmann AG                      8,387,515     10,267,125     1.9
                                                        ---------------------------------------
                                                          12,521,040     15,463,387     2.8
-----------------------------------------------------------------------------------------------
Greece      140,000     Hellenic Telecommunications
                        Organization SA (OTE)              3,253,337      3,040,932     0.6
-----------------------------------------------------------------------------------------------
Italy       910,000     Telecom Italia Mobile
                        (TIM) SpA                          3,450,352      3,062,059     0.6
            933,000     Telecom Italia SpA                 5,232,290      5,079,672     0.9
                                                        ---------------------------------------
                                                           8,682,642      8,141,731     1.5
-----------------------------------------------------------------------------------------------
Spain       176,460    +Telefonica SA                      7,708,470      8,478,744     1.5
-----------------------------------------------------------------------------------------------
Switzerland  11,000     Swisscom AG
                        (Registered Shares)                3,843,245      3,977,646     0.7
-----------------------------------------------------------------------------------------------
United      280,000     British Telecommunications
Kingdom                 PLC                                3,704,446      4,667,178     0.8
            600,000    +Cable & Wireless
                        Communications PLC                 5,320,360      5,697,070     1.0
            230,000    +Orange PLC                         3,535,562      3,181,905     0.6
            255,000     Vodafone Group PLC                 4,645,973      4,854,758     0.9
                                                        ---------------------------------------
                                                          17,206,341     18,400,911     3.3
-----------------------------------------------------------------------------------------------
                        Total Investments
                        in Telecommunications             53,215,075     57,503,351    10.4
-----------------------------------------------------------------------------------------------

Utilities--Electric & Gas

Belgium      16,100     Electrabel SA                      5,993,857      4,961,545     0.9
-----------------------------------------------------------------------------------------------
Germany     110,000     Veba AG                            5,954,236      6,287,765     1.1
-----------------------------------------------------------------------------------------------
Spain       210,000     Endesa SA                          5,593,093      4,478,974     0.8
-----------------------------------------------------------------------------------------------
                        Total Investments in
                        Utilities--Electric & Gas         17,541,186     15,728,284     2.8
-----------------------------------------------------------------------------------------------
                        Total Investments               $540,960,554    544,813,708    98.5
                                                        ============
                        Other Assets Less Liabilities                     8,383,125     1.5
                                                                       ------------------------
                        Net Assets                                     $553,196,833   100.0%
                                                                       ========================
-----------------------------------------------------------------------------------------------

*   As of May 31, 1999, the coupon rate has not been determined.

+   Non-income producing security.

(a) The rights may be exercised until 6/07/99.

    See Notes to Financial Statements.


                         May 31, 1999  22  Mercury Pan-European Growth Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of May 31, 1999
--------------------------------------------------------------------------------

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

Assets:

Investments, at value (identified cost--$540,960,554) (Note 1a)                  $544,813,708
Receivables:
  Securities sold                                                 $ 13,809,930
  Dividends                                                          3,202,542
  Contributions                                                        336,801     17,349,273
                                                                  ------------
Other assets                                                                           27,039
                                                                                 ------------
Total assets                                                                      562,190,020
                                                                                 ------------
---------------------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                                               5,680,575
  Withdrawals                                                        1,451,980
  Custodian bank (Note 1f)                                           1,287,735
  Investment adviser (Note 2)                                          330,772      8,751,062
                                                                  ------------
Accrued expenses                                                                      242,125
                                                                                 ------------
Total liabilities                                                                   8,993,187
                                                                                 ------------
---------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                       $553,196,833
                                                                                 ============
---------------------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                                $549,460,752
Unrealized appreciation on investments and foreign currency
  transactions--net                                                                 3,736,081
                                                                                 ------------
Net assets                                                                       $553,196,833
                                                                                 ============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                         May 31, 1999  23 Mercury Pan-European Growth Fund

STATEMENT OF OPERATIONS

For the Period October 30, 1998+ to May 31, 1999
--------------------------------------------------------------------------------

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

Investment Income (Notes 1d & 1e):

Dividends (net of $891,530 foreign withholding tax)                          $ 6,754,815
Interest and discount earned                                                   2,105,465
                                                                             -----------
Total income                                                                   8,860,280
                                                                             -----------
----------------------------------------------------------------------------------------

Expenses:

Investment advisory fees (Note 2)                             $ 2,397,815
Custodian fees                                                    252,586
Accounting services (Note 2)                                      136,424
Trustees' fees and expenses                                        25,055
Professional fees                                                  18,410
Offering costs                                                     15,000
Pricing fees                                                        1,394
Other                                                               3,151
                                                              -----------
Total expenses                                                                 2,849,835
                                                                             -----------
Investment income--net                                                         6,010,445
                                                                             -----------
----------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on Investments &
Foreign Currency Transactions--Net
(Notes 1b, 1c, 1e & 3):

Realized gain from:
  Investments--net                                              5,022,613
  Foreign currency transactions--net                              189,960      5,212,573
                                                              -----------
Unrealized appreciation/depreciation on:
  Investments--net                                              3,853,154
  Foreign currency transactions--net                             (117,073)     3,736,081
                                                              --------------------------
Net realized and unrealized gain on investments and foreign
  currency transactions                                                        8,948,654
                                                                             -----------
Net Increase in Net Assets Resulting from Operations                         $14,959,099
                                                                             ===========
----------------------------------------------------------------------------------------

+ Commencement of operations.

  See Notes to Financial Statements.


                         May 31, 1999  24  Mercury Pan-European Growth Fund

STATEMENT OF CHANGES
IN NET ASSETS

For the Period October 30, 1998+ to May 31, 1999
--------------------------------------------------------------------------------

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

Increase (Decrease) in Net Assets:
-----------------------------------------------------------------------------------
Operations:

Investment income--net                                                 $  6,010,445
Realized gains on investments and foreign currency transactions--net      5,212,573
Unrealized appreciation/depreciation on investments and foreign
  currency transactions--net                                              3,736,081
                                                                       ------------
Net increase in net assets resulting from operations                     14,959,099
                                                                       ------------
-----------------------------------------------------------------------------------

Net Capital Contributions:

Increase in net assets derived from net capital contributions           538,237,734
                                                                       ------------
-----------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                            553,196,833
Beginning of period                                                              --
                                                                       ------------
End of period                                                          $553,196,833
                                                                       ============
-----------------------------------------------------------------------------------

+ Commencement of operations.

  See Notes to Financial Statements.


                         May 31, 1999  25  Mercury Pan-European Growth Fund

FINANCIAL HIGHLIGHTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

The following ratios have been derived from information          For the Period
provided in the financial statements.                          October 30, 1998+
                                                                to May 31, 1999
--------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses                                                                   .89%*
                                                                   =============
Investment income--net                                                    1.88%*
                                                                   =============
--------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                           $   553,197
                                                                   =============
Portfolio turnover                                                       18.95%
                                                                   =============
--------------------------------------------------------------------------------

* Annualized.

+ Commencement of operations.

  See Notes to Financial Statements.


                         May 31, 1999  26  Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

1     Significant Accounting Policies:

      Mercury Master Pan-European Growth Portfolio (the "Portfolio") is part of Mercury Asset Management Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the over-the-counter market are valued at the last available ask price prior to the time of valuation. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to seek to increase its return by hedging its holdings against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


                         May 31, 1999  27  Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolios' records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates.


                         May 31, 1999  28  Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

      (f) Custodian bank--The Portfolio recorded an amount payable to the Custodian Bank reflecting an overnight overdraft which resulted from management estimates of available cash.

2     Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Mercury Asset Management International Ltd. ("Mercury International"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      Mercury International is responsible for the management of the Portfolios' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of 0.75% of the average daily value of the Portfolios' net assets. The Trust has entered into a Sub-Advisory Agreement with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. Mercury International has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury International actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

      Accounting services are provided to the Portfolio by FAM at cost.

      In addition, MLPF&S received $7,248 in commissions on the execution of portfolio security transactions for the Portfolio for the period October 30, 1998 to May 31, 1999.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Asset Management Funds, Inc., Mercury International, FAM, PSI, and/or ML & Co.

3     Investments:

      Purchases and sales of investments, excluding short-term securities, for the period October 30, 1998 to May 31, 1999 were $630,931,546 and $94,958,327, respectively.


                         May 31, 1999  29  Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Net realized gains for the period October 30, 1998 to May 31, 1999 and net unrealized gains (losses) as of May 31, 1999 were as follows:

                                                    Realized       Unrealized
                                                     Gains        Gains (Losses)
      --------------------------------------------------------------------------
      Long-term Investments                       $ 4,996,344      $ 3,853,154
      Short-term Investments                           26,269               --
      Foreign currency transactions                   189,960         (117,073)
                                                  ----------------------------
      Total                                       $ 5,212,573      $ 3,736,081
                                                  ============================
      --------------------------------------------------------------------------

      As of May 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated $3,742,762, of which $35,657,780 related to appreciated securities and $31,915,018 related to depreciated securities. At May 31, 1999, the aggregate cost of investments for Federal income tax purposes was $541,070,946.

4     Commitments:

      At May 31, 1999, the Portfolio had entered into foreign exchange contracts under which it had agreed to purchase and sell foreign currency with an approximate value of $1,283,000 and $2,252,000, respectively.


                         May 31, 1999  30 Mercury Pan-European Growth Fund

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
Mercury Master Pan-European Growth Portfolio
(One of the Series constituting Mercury Asset Management Master Trust):

We have audited the accompanying statement of assets and liabilities of Mercury Master Pan-European Growth Portfolio, including the schedule of investments, as of May 31, 1999, the related statements of operations and changes in net assets, and the financial highlights for the period October 30, 1998 (commencement of operations) to May 31, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury Master Pan-European Growth Portfolio as of May 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the period October 30, 1998 (commencement of operations) to May 31, 1999 in conformity with generally accepted accounting principles.

Deloitte & Touche llp
Princeton, New Jersey
July 19, 1999


                         May 31, 1999  31 Mercury Pan-European Growth Fund

PORTFOLIO INFORMATION (UNAUDITED)

WORLDWIDE INVESTMENTS AS OF MAY 31, 1999
================================================================================
Ten Largest                                                           Percent of
Equity Holdings                                                       Net Assets
--------------------------------------------------------------------------------
BP Amoco PLC                                                            3.2%
--------------------------------------------------------------------------------
Novartis AG (Registered Shares)                                         2.6
--------------------------------------------------------------------------------
Bayer AG                                                                2.1
--------------------------------------------------------------------------------
Vivendi                                                                 2.1
--------------------------------------------------------------------------------
Siemens AG                                                              2.1
--------------------------------------------------------------------------------
Glaxo Wellcome PLC                                                      2.1
--------------------------------------------------------------------------------
Mannesmann AG                                                           1.9
--------------------------------------------------------------------------------
Pinault-Printemps-Redoute SA                                            1.9
--------------------------------------------------------------------------------
Shell Transport & Trading Company                                       1.8
--------------------------------------------------------------------------------
Accor SA                                                                1.8
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Industries                                                Net Assets
--------------------------------------------------------------------------------
Banking                                                                14.5%
--------------------------------------------------------------------------------
Telecommunications                                                     10.4
--------------------------------------------------------------------------------
Merchandising                                                           8.9
--------------------------------------------------------------------------------
Health & Personal Care                                                  8.5
--------------------------------------------------------------------------------
Business/Public Services                                                8.1
--------------------------------------------------------------------------------
Energy Sources                                                          7.3
--------------------------------------------------------------------------------
Insurance                                                               6.9
--------------------------------------------------------------------------------
Electrical & Electronics                                                6.1
--------------------------------------------------------------------------------
Broadcasting & Publishing                                               5.1
--------------------------------------------------------------------------------
Food & Household Products                                               4.4
--------------------------------------------------------------------------------

GEOGRAPHIC ALLOCATION
================================================================================

As a Percentage of Net Assets as of May 31, 1999

A pie chart illustrating the following percentages (As a Percentage of Net Assets as of May 31, 1999)

Austria                                                                    2.1%
Belgium                                                                    4.5%
Finland                                                                    1.6%
France                                                                    16.6%
Germany                                                                   14.4%
Italy                                                                      5.4%
Netherlands                                                                6.3%
Spain                                                                      4.2%
Sweden                                                                     4.2%
Switzerland                                                                9.7%
United Kingdom                                                            27.7%
Cash Equivalent                                                            1.5%
Other                                                                      1.8%*

* Includes Greece, Ireland and Luxembourg.


                         May 31, 1999  32  Mercury Pan-European Growth Fund

PORTFOLIO INFORMATION (UNAUDITED)
(CONCLUDED)

PORTFOLIO CHANGES FOR THE QUARTER ENDED MAY 31, 1999
================================================================================

 Additions
 -------------------------------------------------------------------------------
 Aerospatiale Matra
 -------------------------------------------------------------------------------
 BAA PLC
 -------------------------------------------------------------------------------
 Cap Gemini SA
 -------------------------------------------------------------------------------
 Carlton Communications PLC
 -------------------------------------------------------------------------------
*Compagnie Financiere de Paribas (CFP)
 -------------------------------------------------------------------------------
*Heineken NV
 -------------------------------------------------------------------------------
 Independent Newspapers PLC
 -------------------------------------------------------------------------------
*Ispat International NV
 -------------------------------------------------------------------------------
 Nordbanken Holding AB
 -------------------------------------------------------------------------------
 Orange PLC
 -------------------------------------------------------------------------------
 Seat Pagine Gialle SpA
 -------------------------------------------------------------------------------
 Sidel SA
 -------------------------------------------------------------------------------
 Tecnost SpA
 -------------------------------------------------------------------------------
 Usinor SA
 -------------------------------------------------------------------------------

 Deletions
 -------------------------------------------------------------------------------
 British American Tobacco PLC
 -------------------------------------------------------------------------------
 Commerzbank AG
 -------------------------------------------------------------------------------
*Compagnie Financiere de Paribas (CFP)
 -------------------------------------------------------------------------------
 EMI Group PLC
 -------------------------------------------------------------------------------
 ENI SpA
 -------------------------------------------------------------------------------
*Heineken NV
 -------------------------------------------------------------------------------
*Ispat International NV
 -------------------------------------------------------------------------------
 Lindt & Sprungli AG 'R'
 -------------------------------------------------------------------------------
 Pearson PLC
 -------------------------------------------------------------------------------
 Pharmacia & Upjohn, Inc. (Depositary Shares)
 -------------------------------------------------------------------------------
*Added and deleted in the same quarter.


                         May 31, 1999  33  Mercury Pan-European Growth Fund

OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and
  Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President and
  Treasurer
Robert E. Putney, III, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                         May 31, 1999  34  Mercury Pan-European Growth Fund

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located in Europe. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master Pan-European Growth Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.

Mercury Pan-European Growth Fund of
Mercury Asset Management Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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